Cover	Apr. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38484
Entity Registrant Name	Spirit of Texas Bancshares, Inc.
Entity Central Index Key	0001499453
Entity Tax Identification Number	90-0499552
Entity Address, Address Line One	1836 Spirit of Texas Way
Entity Address, City or Town	Conroe
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77301
City Area Code	(936)
Local Phone Number	521-1836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	STXB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false